Financial instruments - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 263,837
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,284,537	$ 4,684,997
Financial liabilities at amortised cost, category | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,484,108	2,023,582
Financial liabilities at amortised cost, category | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,427,304	1,463,683
Financial liabilities at amortised cost, category | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	559,463	593,056
Financial liabilities at amortised cost, category | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	482,383	368,145
Financial liabilities at amortised cost, category | Interest-bearing current liabilities1 and interest bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,121	87,879
Financial liabilities at amortised cost, category | Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,571	73,149
Financial liabilities at amortised cost, category | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	117,751	58,482
Financial liabilities at amortised cost, category | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,694	16,415
Financial liabilities at amortised cost, category | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,142	606
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	932,748	1,141,895
Financial assets at amortised cost, category | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	668,911	768,927
Financial assets at amortised cost, category | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	184,065	187,231
Financial assets at amortised cost, category | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,135	152,605
Financial assets at amortised cost, category | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,056	25,920
Financial assets at amortised cost, category | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,091	5,378
Financial assets at amortised cost, category | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 21,490	$ 1,834